Supplementary Cash Flow Information	12 Months Ended
Dec. 31, 2020
Disclosure Of Supplementary Cash Flow Information [Abstract]
Supplementary Cash Flow Information

37. SUPPLEMENTARY CASH FLOW INFORMATION

The following table provides a reconciliation of liabilities to cash flows arising from financing activities:

For the years ended December 31,	2020	2019	2018
Interest Paid	381	457	564
Interest Received	5	12	19
Income Taxes Paid	18	17	116

The following table provides a reconciliation of cash flows arising from financing activities:

	Dividends Payable	Short-Term Borrowings	Long-Term Debt	Lease Liabilities
As at December 31, 2017	-	-	9,513	-
Changes From Financing Cash Flows:
Repayment of Long-Term Debt	-	-	(1,144)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	(20)	-
Dividends Paid	(245)	-	-	-
Non-Cash Changes:
Dividends Declared	245	-	-	-
Foreign Exchange (Gain) Loss	-	-	817	-
Finance Costs	-	-	(2)	-
As at December 31, 2018	-	-	9,164	-
Adjustment for Change in Accounting Policy (1)	-	-	-	1,494
Changes From Financing Cash Flows:
Dividends Paid	(260)	-	-	-
Repayment of Long-Term Debt	-	-	(2,279)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	276	-
Principal Repayment of Leases	-	-	-	(150)
Non-Cash Changes:
Dividends Declared	260	-	-	-
Foreign Exchange (Gain) Loss	-	-	(399)	(23)
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	-	-	(63)	-
Lease Additions	-	-	-	590
Re-measurement of Lease Liabilities	-	-	-	15
Lease Terminations	-	-	-	(11)
Other	-	-	-	1
As at December 31, 2019	-	-	6,699	1,916
Changes From Financing Cash Flows:
Dividends Paid	(77)	-	-	-
Issuance (Repayment) of Short-Term Borrowings	-	117	-	-
Issuance of Long-Term Debt	-	-	1,326	-
Repayment of Long-Term Debt	-	-	(112)	-
Net Issuance (Repayment) of Revolving Long-Term Debt	-	-	(220)	-
Principal Repayment of Leases	-	-	-	(197)
Non-Cash Changes:
Dividends Declared	77	-	-	-
Foreign Exchange (Gain) Loss	-	4	(231)	(6)
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	-	-	(20)	-
Lease Additions	-	-	-	49
Lease Terminations	-	-	-	(1)
Lease Modifications	-	-	-	(2)
Re-measurement of Lease Liabilities	-	-	-	(2)
Other	-	-	(1)	-
As at December 31, 2020	-	121	7,441	1,757
(1)	Effective January 1, 2019, the Company adopted IFRS 16.